Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Feb. 01, 2022	Jan. 27, 2022	Nov. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	2.58%
Common shares purchased for cancellation				$ 1,086
Percentage of the principal amount of subordinated debt redeemable	100.00%
Subordinated debentures redemption date	Mar. 30, 2027
Two Point Five Eight Percentage Subordinated Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares to be repurchased/redeemed	$ 1,250
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares				12,400,000
Shares repurchased and cancelled, per share				$ 87.28
Common shares purchased for cancellation				$ 1,086
Number of common shares repurchased					0
NCIB 2022 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares intended to repurchase for cancellation,Shares			24,000,000
Description Of Purchases And Termination Of Shares As Per Normal Course Issuer Bid			Purchases under the 2022 NCIB commenced on December 2, 2021, and will terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2022 NCIB, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases
Series 38 preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment to redeem entities shares		$ 500